Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment

Equipment and other fixed assets consist of the following:

	Land and Buildings (a)	Exploration Equipment and structures	Computer Equipment and furniture	Leasehold Improvement	Right of use assets (ROU) (b)	Total
	$	$	$	$	$	$
Opening net book value, January 1, 2025	58,749	343,704	34,123	96,971	146,515	680,062
Additions	8,929,870	177,132	251,985	–	1,930,872	11,289,859
ROU re-measurement	–	–	–	–	54,723	54,723
Disposals and write-downs	–	(234)	(1,093)	–	–	(1,327)
Depreciation (c)	(3,326)	(164,925)	(72,205)	(45,818)	(522,836)	(809,110)
Net book value, December 31, 2025	8,985,293	355,677	212,810	51,153	1,609,274	11,214,207
Balance, December 31, 2025
Cost	8,995,746	781,922	444,976	295,610	2,132,109	12,650,363
Accumulated depreciation	(10,453)	(426,245)	(232,166)	(244,457)	(522,835)	(1,436,156)
Net book value	8,985,293	355,677	212,810	51,153	1,609,274	11,214,207

	Land and Buildings	Exploration Equipment and structures	Computer Equipment	Leasehold Improvement	Right of use assets (ROU) (b)	Total
	$	$	$	$	$	$
Opening net book value, January 1, 2024	62,075	335,433	64,636	87,541	106,534	656,219
Additions	–	133,217	29,905	75,800	124,778	363,700
Depreciation (c)	(3,326)	(124,946)	(60,418)	(66,370)	(84,797)	(339,857)
Net book value, December 31, 2024	58,749	343,704	34,123	96,971	146,515	680,062
Balance, December 31, 2024
Cost	65,876	605,459	220,469	295,611	244,628	1,432,043
Accumulated depreciation	(7,127)	(261,755)	(186,346)	(198,640)	(98,113)	(751,981)
Net book value	58,749	343,704	34,123	96,971	146,515	680,062

(a)	Lands

In September 2025, the Company completed two land acquisitions within the Guayabales Project area. These acquisitions consolidate ownership of areas strategically located for the future infrastructure and operational development of the Apollo discovery.

Land additions include the following:

▪	On September 12, 2025, the Company entered into an agreement to purchase land for total consideration of $2,562,014. The liability was fully settled in October 2025.

▪	On September 18, 2025, the Company entered into a four-year agreement to acquire land with fixed terms of payment for a total consideration of $6,000,000. The present value of the total consideration is determined to be $5,307,846 using a discount rate of 9.50% for the period 2025–2029. Accordingly, land has been recognized at this amount, with a corresponding financial liability recorded (refer to Note 14).

▪	On October 30, 2025, the Company entered into an agreement to purchase land for total consideration of $457,993. The liability was fully settled in October 2025.

▪	On December 17, 2025, the Company entered into an agreement to purchase land for total consideration of $389,904. The liability will be fully settled in April 2026.

(b)	Right of use assets (ROU)

Right of use assets as at December 31, 2025, are comprised of one vehicle lease agreement for multiple vehicles with an initial term of 3 years, two warehouse leases, each one with an initial term of 3 years, one administrative office lease with an initial term of 1 year, renewable for additional 1-year terms, a second administrative office lease with an initial term of 2 years, renewable for additional 1-year terms, and a third corporate office lease with an initial term of sixty-three-month. The value of additions is determined as the present value of lease payments at the inception of the lease (See Note 13).

ROU additions include the following:

▪	On January 1st, 2025, the Company entered into a three-year agreement to lease multiple vehicles for a total present value of $1,053,157.

▪	On August 1st, 2025, the Company entered into a sixty-three-month lease agreement to lease a corporate office in Miami for a total present value of $618,636.

▪	On December 22nd, 2025, the Company entered into a two-year agreement to lease a new administrative office in Medellin for a total present value of $259,079.

(c)	Depreciation

Depreciation expense for year ended December 31, 2025 of $809,110 (year ended December 31, 2024 - $339,857), was recognized within exploration and evaluation expenses and general and administration expenses in the consolidated statement of operations and comprehensive loss (See Note 22 (a),(b)).